Interests in equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Summary of detailed information about interest in joint venture and associates

	2024	2023
Interest in a joint venture	$—	$97,859
Interests in associates	68,223	606
	$68,223	$98,465

Summary of interests in equity accounted investees
Particulars of equity-accounted investees of the Group are as follows:

Name of an equity-accounted investee	Place of incorporation/ operation	Particular of issued and paid-up capital	Proportion of nominal value of issue capital held by the Company				Principal activity
			2024		2023
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Insighta	Cayman Islands	2,000,000 ordinary shares	35	—	50	—	Multi-cancer genetic testing services
アクトメッド株式会社 (“ACTmed Co., Ltd.”)	Japan	1,347 ordinary shares	—	—	—	24.85	Precise cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	26.04	—	26.04	Investment holdings
The following table summarizes the financial information of Insighta, for the year ended December 31, 2024 and from the period of July 20, 2023 (date of acquisition) to December 31, 2023, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group's interest in Insighta.

	2024	2023
Non-current assets	$127,005	$132,726
Current assets (including cash and cash equivalents $81,005 (2023: $79,108))	81,388	79,310
Non-current liabilities	(14,417)	(15,193)
Other payables, accruals and contract liabilities	(238)	(199)
Amount due to a related company	(1,179)	(926)
Equity	192,559	195,718
Equity attributable to owners of the parent company	96,280	n/a
Non-controlling interest	$28,884	n/a

	2024	From July 20, 2023 to December 31, 2023
Other income	$31	$580
Interest income	4,775	927
Depreciation and amortization	(5,677)	(2,142)
Other expenses	(4,459)	(1,055)
Income tax expense	841	349
Loss for the year	$(4,489)	$(1,341)
Item that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	597	—
Total comprehensive expense for the year	$(3,892)	$(1,341)
Group's share of loss and total comprehensive expense	$(1,707)	$(670)
Dividends received by the Group	$—	$—

Summary of detailed information of joint venture
Particulars of equity-accounted investees of the Group are as follows:

Name of an equity-accounted investee	Place of incorporation/ operation	Particular of issued and paid-up capital	Proportion of nominal value of issue capital held by the Company				Principal activity
			2024		2023
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Insighta	Cayman Islands	2,000,000 ordinary shares	35	—	50	—	Multi-cancer genetic testing services
アクトメッド株式会社 (“ACTmed Co., Ltd.”)	Japan	1,347 ordinary shares	—	—	—	24.85	Precise cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	26.04	—	26.04	Investment holdings
The following table summarizes the financial information of Insighta, for the year ended December 31, 2024 and from the period of July 20, 2023 (date of acquisition) to December 31, 2023, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group's interest in Insighta.

	2024	2023
Non-current assets	$127,005	$132,726
Current assets (including cash and cash equivalents $81,005 (2023: $79,108))	81,388	79,310
Non-current liabilities	(14,417)	(15,193)
Other payables, accruals and contract liabilities	(238)	(199)
Amount due to a related company	(1,179)	(926)
Equity	192,559	195,718
Equity attributable to owners of the parent company	96,280	n/a
Non-controlling interest	$28,884	n/a

	2024	From July 20, 2023 to December 31, 2023
Other income	$31	$580
Interest income	4,775	927
Depreciation and amortization	(5,677)	(2,142)
Other expenses	(4,459)	(1,055)
Income tax expense	841	349
Loss for the year	$(4,489)	$(1,341)
Item that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	597	—
Total comprehensive expense for the year	$(3,892)	$(1,341)
Group's share of loss and total comprehensive expense	$(1,707)	$(670)
Dividends received by the Group	$—	$—

Disclosure of financial information to the carrying amount recognized in the consolidated financial statement
Reconciliation of the above summarized financial information to the carrying amount of the interest in Insighta recognized in the consolidated financial statements:

	2024	2023
Net assets of Insighta	$192,559	$195,718
Carrying amount of the Group’s interest in the associate	$67,396	$97,859

Disclosure of detailed information about disposals	This transaction has resulted in the recognition of a gain in profit or loss, calculated as follows:

2024
Proceeds of disposal	$30,000
Fair value of interest retained - 35%	67,954
Carrying amount of interest on the date of disposal	(96,710)
Gain recognized	$1,244

Summary of detailed information about financial information of associates
Aggregate information of associates that are not individually material:

	2024	2023
Carrying amount of interest in CERBACT	$827	$606
Group's share of profit/(loss) and total comprehensive income/(expense)	231	(189)